Condensed Statements of Changes in Stockholders' Equity (Parenthetical) - shares	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Sale of units		11,500,000
Sale of Private Units		417,200
Shares subject to forfeiture	375,000
Sponsor [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Shares subject to forfeiture	343,125
Ladenburg and Certain Employees [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Shares subject to forfeiture	31,875